Fair value of financial instruments	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of financial instruments
24.	Fair value of financial instruments

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, approximate their fair values due to the short- term nature of these instruments.

As discussed in Note 8, the Company’s US publishing business reporting unit has been measured at fair value of US$6.35 million on a non-recurring basis, using level 3 — unobservable inputs, for annual goodwill impairment test. Accordingly, the Company has recorded an impairment charge of US$2,000,000 on December 31, 2012.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair values are not necessarily indicative of all the amounts the Company could have realized in a sales transaction as of March 31, 2013. The estimated fair value amounts as of March 31, 2013 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.